LONG-TERM INVESTMENTS, NET	12 Months Ended
Mar. 31, 2020
LONG-TERM INVESTMENTS, NET
LONG-TERM INVESTMENTS, NET

Note 9 – LONG-TERM INVESTMENTS, NET

	As of	As of
	March 31, 2020	March 31, 2019
	USD	USD
Investment in equity security without readily determinable fair value
Phoenix Intelligent Credit Group Ltd ("Phoenix Intelligent Credit") (a)	29,189,836	29,189,836
Musketeer Group Inc. ("Musketeer") (b)	1,600,000	1,600,000
	30,789,836	30,789,836
Impairment on investment in Phoenix Intelligent Credit	(29,189,836)	—
Long term investment, net	1,600,000	30,789,836
(a)

On January 8, 2019, the Company signed an agreement to acquire a 5.88% equity stake in Phoenix Intelligent Credit Group Ltd (“Phoenix Intelligent Credit”), a wholly owned subsidiary of Phoenix Financial Group Ltd (“Phoenix Finance”), which is unrelated to the Company, and operator of one of China’s leading peer-to-peer lending platforms, for a total consideration of approximately US$29 million (RMB 200 million). The acquisition was completed as of March 31, 2019 and the Company had an acquisition price payable to Phoenix Finance in the amount of US$14,289,371 as of March 31, 2019, which was fully paid in April 2019. Pursuant to the investment agreement, such investment is redeemable at the option of the Company if certain future performance condition cannot be met. The Company accounted the investment as investment in equity security without readily determinable fair value. In light of the significant change in the regulatory environment in the PRC related to the peer-to-peer lending industry and the impact of COVID-19 on Phoenix Intelligent Credit, the Company recognized full impairment of this investment as of March 31, 2020.

(b)

On August 9, 2018, the Company acquired a 19.99% equity stake in Musketeer Group Inc. (“Musketeer”), an Indonesian online lending platform that offers consumption installment loans, for approximately US$1.6 million. The investment was accounted for using the cost method because the Company does not have any significant influence over Musketeer. Since Musketeer is a start-up company in its early stage, there was no readily determinable fair value. On August 14, 2019, Musketeer completed its registration for peer-to-peer (P2P) lending platform with the Indonesian Financial Services Authority (OJK).

For the year ended March 31, 2020 and 2019, the Company recognized impairment losses for the long-term investments of US$29,189,836 and nil, respectively.